April 24, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Variable Portfolios, Inc. (on behalf of ING Opportunistic LargeCap Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Portfolios, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Opportunistic LargeCap Portfolio, a series of the Registrant, will acquire all of the assets of ING Opportunistic LargeCap Growth Portfolio, another series of the Registrant, in exchange for shares of ING Opportunistic LargeCap Portfolio and the assumption by ING Opportunistic LargeCap Portfolio of the liabilities of ING Opportunistic LargeCap Growth Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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